Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 122,513	$ 105,284
Less: Accumulated depreciation	46,083	38,402
Property, plant and equipment net	76,430	66,882
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	34,566	24,516
Less: Accumulated depreciation	0	0
Plant And Building [Member]
Property, Plant and Equipment [Line Items]
Cost	30,851	28,778
Less: Accumulated depreciation	10,380	8,754
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	39,678	35,932
Less: Accumulated depreciation	24,808	20,689
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	1,710	1,368
Less: Accumulated depreciation	1,333	1,202
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	2,736	2,534
Less: Accumulated depreciation	2,000	1,871
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	12,972	12,156
Less: Accumulated depreciation	$ 7,562	$ 5,886